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                              HSBC INVESTOR FUNDS
                            HSBC ADVISOR FUNDS TRUST
                                 (THE 'TRUSTS')

                         SUPPLEMENT DATED JUNE 30, 2005
                 TO EACH PROSPECTUS OF THE HSBC FAMILY OF FUNDS
                            DATED FEBRUARY 28, 2005

EFFECTIVE JULY 1, 2005, THE INFORMATION ABOUT THE DISTRIBUTOR AND ADMINISTRATOR IN EACH PROSPECTUS IS REVISED AS FOLLOWS:

    The Adviser also serves as the Trusts' administrator (the 'Administrator'), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust's operations. The Administrator has retained BISYS Fund Services Ohio, Inc. ('BISYS'), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the 'Sub-Administrator'). Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

    BISYS Fund Services Limited Partnership ('BISYS LP') serves as the distributor (the 'Distributor') of the Fund's shares. BISYS LP may make payments in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

    The SAI has more detailed information about the Investment Adviser, Distributor, Administrator and Sub-Administrator, and other service providers.

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           SUPPLEMENT DATED JUNE 30, 2005 TO THE RETAIL, MONEY MARKET
                AND LIFELINE (CLASS A, B, C SHARES) PROSPECTUSES
                          OF THE HSBC FAMILY OF FUNDS
                            DATED FEBRUARY 28, 2005

    The information about the Class A Sales Charge and Waiver of Sales Charges under 'Distribution Arrangements/Sales Charges' is revised to reflect the termination of the program whereby proceeds from redemptions of any funds other than HSBC Investor Funds may be invested in Class A Shares, without being subject to the sales charge, within 60 days after redemption. Only proceeds from redemptions of the HSBC Investor Funds will qualify for this waiver, and the relevant description of this waiver in each Prospectus is revised to read as follows:

      Proceeds from redemptions from any of the HSBC Investor Funds within 60 days after redemption, if you paid a front-end sales charge for those shares.

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                         SUPPLEMENT DATED JUNE 30, 2005
                     TO THE RETAIL AND ADVISOR PROSPECTUSES
                          OF THE HSBC FAMILY OF FUNDS
                            DATED FEBRUARY 28, 2005

            IMPORTANT INFORMATION REGARDING CHANGE INVESTMENT POLICY

                           HSBC INVESTOR MID-CAP FUND

EFFECTIVE SEPTEMBER 1, 2005 THE INVESTMENT OBJECTIVE AND PRIMARY INVESTMENT POLICY OF THE MID-CAP FUND ARE AS FOLLOWS:

    The investment objective of the Mid-Cap Fund is long-term growth of capital.

    The Fund seeks to achieve its objective by investing in common or preferred stocks and convertible securities. The Fund will normally invest at least 80% of its assets in equity securities of mid-sized companies with market capitalizations falling within the range of the S&P 400 MidCap Index (between $270 million and $8.6 billion as of May 31, 2005) at the time of acquisition. Investments are primarily in domestic common stocks but also may include, to a limited degree, preferred stocks, and convertible securities.



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THE DESCRIPTION OF THE FUND'S PRIMARY INVESTMENT STRATEGIES IS ALSO AMENDED TO
REFLECT THE FOLLOWING:

    Munder Capital Management, the Fund's sub-adviser, selects stocks that have attractive valuations, the potential for future earnings growth and that, in the sub-adviser's opinion, are likely to outperform the S&P 400 MidCap Index over an investment cycle, while maintaining an appropriate level of risk. In selecting securities the sub-adviser uses quantitative and fundamental research to identify companies with superior growth, efficient use of capital and strong free cash flow. Investments will be sold if they no longer meet the Fund's criteria for investment.

THE FOLLOWING SUPPLEMENTS THE PORTFOLIO MANAGER DISCLOSURE REGARDING THE FUND:

    Andy Y. Mui, CPA, Senior Equity Analyst, serves as portfolio manager of the Mid Cap Fund effective June 30, 2005. Prior to joining Munder, Mr. Mui had been an Equity Research Associate for Smith Barney Citigroup since 2004. He was also an Equity Research Associate with RBC Capital Markets from mid-2002 through 2003. From August 2000 through May 2002, he was pursuing his M.B.A. at the Tuck School of Business at Dartmouth. He also held the position of Equity Research Associate at Banc of America Securities LLC during the summer of 2001.

                      HSBC INVESTOR GROWTH AND INCOME FUND

THE DESCRIPTION OF 'PRINCIPAL INVESTMENT STRATEGIES' AND INFORMATION SET FORTH UNDER 'INVESTMENT, OBJECTIVES, POLICIES AND STRATEGY' IS REVISED TO REFLECT THE FOLLOWING INFORMATION:

    Transamerica Investment Management, LLC, the Fund's sub-adviser, selects securities for the Fund's portfolio, some of which will be income-producing. In selecting securities, the subadviser uses quantitative and fundamental research to identify stocks it believes are undergoing a positive change and poised to grow more rapidly. Investments will be sold if they no longer meet the Fund's criteria for investment.

                          NEW YORK TAX-FREE BOND FUND

THE FOURTH PARAGRAPH IN THE 'OVERVIEW' SECTION IS REVISED TO REFLECT THE FOLLOWING INFORMATION:

    With the exception of the primary investment policy of the New York Tax-Free Bond Fund, the investment objective and strategies of each Fund are non-fundamental and may be changed without approval of Fund shareholders.

    IN ORDER TO RESTATE AND CLARIFY INFORMATION ABOUT THE FUND'S PRIMARY INVESTMENT POLICY, THE INFORMATION SET FORTH UNDER 'PRINCIPAL INVESTMENT STRATEGY' AND UNDER 'INVESTMENT, OBJECTIVES, POLICIES AND STRATEGY' IS REVISED TO REFLECT THE FOLLOWING INFORMATION. (NO CHANGE IN THE ACTUAL MANAGEMENT OF THE FUND IS CONTEMPLATED BY THE RESTATEMENT AND CLARIFICATION SET FORTH BELOW.)

    The Fund seeks to achieve its investment objective by investing at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, will be invested in obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from regular federal income tax, and New York State and New York City personal income taxes ('New York Municipal Obligations'). This policy is fundamental and may not be changed without shareholder approval. In determining the tax status of interest on New York Municipal Obligations, the Adviser relies on opinions of bond counsel, who may be counsel to the issuer of those obligations.

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         SUPPLEMENT DATED JUNE 30, 2005 TO THE MONEY MARKET PROSPECTUS
                          OF THE HSBC FAMILY OF FUNDS
                            DATED FEBRUARY 28, 2005

THE THIRD PARAGRAPH IN THE 'OVERVIEW' SECTION IS REVISED AS FOLLOWS:

    The investment objective and strategies of each Fund (except the primary investment policy and certain other policies of the HSBC Investor New York Tax Free Money Market Fund, HSBC Investor California Tax Free Money Market Fund and HSBC Investor Tax-Free Money Market Fund) are non-fundamental and may be changed without shareholder approval.

THE FOLLOWING IS ADDED TO THE INFORMATION UNDER 'INVESTMENT OBJECTIVE, POLICIES AND STRATEGY':

    The Fund seeks to achieve its investment objective by investing at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, will be invested in obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from regular federal income tax, and New York State and New York City personal income taxes ('New York Municipal Obligations'). This policy is fundamental and may not be changed without shareholder approval. In determining the tax status of interest on New York Municipal Obligations, the Adviser relies on opinions of bond counsel, who may be counsel to the issuer of those obligations.

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